BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
BANK BORROWINGS
Bank borrowings	$ 1,442,353	$ 2,043,974
Analysis as:
Short-term	808,555	829,035
Long-term, current portion	107,461	718,034
Subtotal for short-term	916,016	1,547,069
Long-term borrowings on project assets - current	208,755	142,920
Long-term, non-current portion	317,582	353,985
Borrowings from non-banking institutions	244,958	318,122
Analysis as:
Short-term	48,321	270
Long-term, current portion	63,590	61,623
Subtotal for short-term	111,911	61,893
Long-term borrowings on project assets - current	57,015	205,873
Long-term, non-current portion	76,032	50,356
Total	1,687,311	$ 2,362,096
Secured short-term borrowings	1,041,510
Secured long-term borrowings	285,968
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings	322,544
Carrying value of inventories that serve as collateral for short-term and long-term borrowings	67,759
Carrying value of prepaid land use rights that serve as collateral for short-term and long-term borrowings	44,546
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings	90,021
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings	263,947
Carrying value of equity that serve as collateral for short-term and long-term borrowings	144,255
Carrying value of project assets and solar power systems that serve as collateral for short-term and long-term borrowings	916,490
Credit facility
Analysis as:
Maximum bank credit facilities granted	2,550,067
Available amount of credit facilities	706,570
Non-binding bank credit facilities
Analysis as:
Maximum bank credit facilities granted	$ 477,973